Stock Option Plan (Schedule of Stock Option Plan Activity) (Details) - $ / shares	12 Months Ended			241 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2016
Number of stock options
Outstanding at beginning of the year	532,000	132,000	1,080,500
Granted during the year		400,000		5,669,000
Exercised during the year
Canceled or expired			(718,500)
Outstanding and exercisable at the end of the year	532,000	532,000	132,000	532,000
Weighted average exercise price
Outstanding at beginning of the year	$ 2.10	$ 2.14	$ 7.29
Granted during the year		2.09
Exercised during the year			2.14
Canceled or expired			9.88
Outstanding and exercisable at the end of the year	2.10	2.10	2.14	$ 2.10
Minimum exercise price per share	2.09	2.09	2.09
Maximum exercise price per share	$ 2.14	$ 2.14	$ 2.14